UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Shares		Value (000)
COMMON STOCK — 98.1%
Consumer Discretionary — 9.5%
25,832	Comcast Cl A	$994
2,258	Genuine Parts	216
6,489	Home Depot	1,061
7,902	Interpublic Group of Companies	164
2,616	McDonald’s	410
4,244	Time Warner	435
4,402	TJX	325
2,875	Walt Disney	283

		3,888

Consumer Staples — 10.4%
9,055	Altria Group	574
4,751	Coca-Cola Enterprises	198
4,861	CVS Health	395
6,093	General Mills	315
2,368	Kimberly-Clark	279
6,496	PepsiCo	724
8,680	Philip Morris International	964
4,908	Procter & Gamble	446
4,789	Wal-Mart Stores	374

		4,269

Energy — 5.6%
4,756	Chevron	559
13,612	ExxonMobil	1,116
8,720	Suncor Energy	305
4,006	Valero Energy	308

		2,288

Financials — 17.6%
17,952	Bank of America	455
6,603	BB&T	310
1,240	BlackRock	554
4,955	Chubb	706
4,616	CME Group	626
15,614	JPMorgan Chase	1,491
8,552	Marsh & McLennan	717
4,015	Northern Trust	369
5,089	PNC Financial Services Group	686
3,658	T Rowe Price Group	332
8,389	US Bancorp	450
9,769	Wells Fargo	539

		7,235

Health Care — 11.3%
6,240	AbbVie	554
710	Aetna	113
2,969	Bristol-Myers Squibb	189
2,234	Eli Lilly	191
10,424	Johnson & Johnson	1,355
3,174	Medtronic PLC	247
14,722	Merck	943
22,996	Pfizer	821

September 30, 2017	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Shares		Value (000)
Health Care — (continued)
1,302	UnitedHealth Group	$255

		4,668

Industrials — 15.1%
2,712	3M	569
1,609	Boeing	409
1,840	Cummins	309
3,826	General Dynamics	787
6,374	Honeywell International	904
3,885	Ingersoll-Rand PLC	346
2,831	Lockheed Martin	878
2,013	Parker Hannifin	352
2,282	Stanley Black & Decker	345
5,970	Union Pacific	693
1,914	United Technologies	222
5,281	Waste Management	413

		6,227

Information Technology — 16.0%
1,780	Accenture PLC Cl A	240
7,950	Apple	1,225
4,741	Automatic Data Processing	518
2,472	Broadcom	600
22,610	Cisco Systems	761
11,081	Intel	422
2,440	Kla-Tencor	259
25,993	Microsoft	1,936
7,094	Texas Instruments	636

		6,597

Materials — 2.3%
6,198	DowDuPont	429
1,802	International Paper	103
1,856	LyondellBasell Industries NV Cl A	184
4,406	Sonoco Products	222

		938

Real Estate — 3.6%
930	American Tower‡	127
415	AvalonBay Communities‡	74
2,052	Crown Castle International‡	205
2,657	Digital Realty Trust‡	314
4,756	Duke Realty‡	137
1,288	Equity LifeStyle Properties‡	110
569	Essex Property Trust‡	145
1,709	Public Storage ‡	366

		1,478

Telecommunication Services — 2.0%
20,596	AT&T	807

Utilities — 4.7%
4,865	American Electric Power	341
6,220	CMS Energy	288
2,726	Dominion Resources	210
4,039	Eversource Energy	244

September 30, 2017	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Shares		Value (000)
Utilities — (continued)
2,018	NextEra Energy	$296
3,293	PG&E	224
5,475	WEC Energy Group	344

		1,947

TOTAL COMMON STOCK (Cost $26,307)		40,342

CASH EQUIVALENT — 1.9%
780,843	BlackRock FedFund, Institutional Shares, 0.920% (A) (Cost $781)	781

TOTAL INVESTMENTS (Cost $27,088†) — 100.0%		$41,123

Percentages are based on Net Assets of $41,119 (000).

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of September 30, 2017.

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $27,088, and the unrealized appreciation and depreciation were $14,090 and $(55) respectively.

Cost figures are shown in thousands.

Cl — Class

PLC — Public Limited Company

As of September 30, 2017, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2017.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2900

September 30, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 56.3%
Consumer Discretionary — 9.7%
	Amazon.com
$650	4.800%, 12/05/34	$736
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	376
	CBS
350	3.500%, 01/15/25	356
	Comcast
300	3.600%, 03/01/24	316
350	3.150%, 03/01/26	350
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	287
	Discovery Communications LLC
300	3.250%, 04/01/23	301
	George Washington University
225	4.363%, 09/15/43	243
	Home Depot
500	5.875%, 12/16/36	649
	McDonald’s MTN
500	4.600%, 05/26/45	546
	Starbucks
495	2.450%, 06/15/26	476
	Walt Disney MTN
425	1.850%, 07/30/26	391

		5,027

Consumer Staples — 4.7%
	Campbell Soup
500	4.250%, 04/15/21	531
	Coca-Cola
250	2.875%, 10/27/25	252
200	2.450%, 11/01/20	203
	Colgate-Palmolive MTN
300	1.950%, 02/01/23	295
	CVS Health
250	2.875%, 06/01/26	242
	Hershey
250	2.625%, 05/01/23	253
	Unilever Capital
375	2.100%, 07/30/20	376
	Walgreens Boots Alliance
250	3.300%, 11/18/21	258

		2,410

Energy — 5.4%
	Apache Finance Canada
475	7.750%, 12/15/29	621
	BP Capital Markets PLC
300	3.814%, 02/10/24	316
	ConocoPhillips
450	3.350%, 11/15/24	463
	Kinder Morgan Energy Partners LP
300	4.300%, 05/01/24	312
	Occidental Petroleum
400	2.700%, 02/15/23	403
	Schlumberger Investment SA
400	3.650%, 12/01/23	424

September 30, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Energy — (continued)
	Shell International Finance BV
$250	1.875%, 05/10/21	$248

		2,787

Financials — 15.6%
	Aflac
500	3.625%, 11/15/24	527
	Aon PLC
440	4.450%, 05/24/43	446
	Bank of America MTN
450	4.000%, 04/01/24	475
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	530
	Capital One Financial
550	3.750%, 03/09/27	556
	Citigroup
400	3.875%, 10/25/23	419
	Discover Bank
400	4.200%, 08/08/23	425
	Goldman Sachs Group MTN
250	7.500%, 02/15/19	269
500	2.614%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	498
	JPMorgan Chase
250	6.400%, 05/15/38	333
500	2.250%, 01/23/20	503
	Lincoln National
250	8.750%, 07/01/19	278
	MetLife
250	6.817%, 08/15/18	261
	Morgan Stanley MTN
500	3.875%, 01/27/26	519
	MUFG Americas Holdings
250	2.250%, 02/10/20	250
	Prudential Financial MTN
320	7.375%, 06/15/19	349
	Royal Bank of Canada MTN
300	2.150%, 03/06/20	301
300	1.500%, 07/29/19	298
	US Bancorp MTN
500	3.000%, 03/15/22	515
	Wells Fargo
300	2.150%, 01/15/19	302

		8,054

Health Care — 4.4%
	AbbVie
500	2.900%, 11/06/22	507
	Amgen
350	5.700%, 02/01/19	368
150	4.950%, 10/01/41	166
	Celgene
250	3.875%, 08/15/25	264
	Gilead Sciences
500	4.500%, 04/01/21	537
	Merck Sharp & Dohme
400	5.000%, 06/30/19	423

		2,265

September 30, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Industrials — 5.3%
	Caterpillar
$250	7.900%, 12/15/18	$268
	FedEx
250	2.625%, 08/01/22	253
	General Electric MTN
400	2.320%, VAR ICE LIBOR USD 3 Month+1.000%, 03/15/23	410
	Norfolk Southern
400	2.900%, 06/15/26	396
	Northrop Grumman
400	4.750%, 06/01/43	445
	Raytheon
475	2.500%, 12/15/22	478
	United Technologies
500	3.100%, 06/01/22	513

		2,763

Information Technology — 6.3%
	Apple
500	2.850%, 05/06/21	514
	Applied Materials
600	3.900%, 10/01/25	641
	Intel
500	3.300%, 10/01/21	524
	International Business Machines
350	8.375%, 11/01/19	396
	Juniper Networks
350	4.500%, 03/15/24	372
	Microsoft
500	3.625%, 12/15/23	532
	NetApp
300	3.375%, 06/15/21	308

		3,287

Materials — 1.4%
	Mosaic
400	5.625%, 11/15/43	408
	Sherwin-Williams
300	3.125%, 06/01/24	302

		710

Telecommunication Services — 0.7%
	Ameritech Capital Funding
300	6.875%, 10/15/27	362

Transportation — 1.0%
	Burlington Northern Santa Fe LLC
470	4.450%, 03/15/43	514

Utilities — 1.8%
	Berkshire Hathaway Energy
475	6.125%, 04/01/36	610
	Xcel Energy
300	3.300%, 06/01/25	304

		914

TOTAL CORPORATE OBLIGATIONS (Cost $28,386)		29,093

September 30, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
U.S. TREASURY OBLIGATIONS — 15.6%
	U.S. Treasury Bond
$800	6.000%, 02/15/26	$1,031
720	5.375%, 02/15/31	965
350	4.750%, 02/15/37	465
1,250	4.500%, 08/15/39	1,616
750	4.375%, 05/15/41	959
1,000	2.250%, 08/15/46	879
	U.S. Treasury Note
800	4.250%, 11/15/17	803
350	3.625%, 02/15/21	372
250	3.500%, 05/15/20	262
180	2.375%, 08/15/24	183
525	2.000%, 11/15/26	512

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,860)		8,047

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
	FFCB
300	2.670%, 04/18/24	300
600	2.000%, 06/01/21	595
500	1.750%, 08/01/22	488
300	1.420%, 12/28/18	299
500	1.240%, 11/29/19	494
	FHLB
475	4.750%, 03/10/23	539
500	3.750%, 12/14/18	513
	FHLMC MTN
550	2.050%, 08/26/22	544
650	1.600%, 09/30/21	637
675	1.500%, 08/25/21 (A)	667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,096)		5,076

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 8.4%
	FHLMC, Ser 2011-3970, Cl KC
1,500	3.500%, 03/15/33	1,554
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	513
	FHLMC, Ser G12710
69	5.500%, 07/01/22	73
	FNMA, Ser 2003-58, Cl D
46	3.500%, 07/25/33	47
	FNMA, Ser 2012-84, Cl JB
348	3.000%, 05/25/42	352
	FNMA, Ser 2013-92, Cl MT
55	4.000%, 07/25/41	59
	FNMA, Ser 889958
33	5.000%, 10/01/23	34
	GNMA, Ser 2011-112, Cl JP
149	2.000%, 02/20/40	148
	GNMA, Ser 2012-101, Cl KL
687	2.000%, 09/20/41	645
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	684

September 30, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)/Shares		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (continued)
	GNMA, Ser 2013-4, Cl CN
$220	2.000%, 10/16/42	$217

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $4,298)		4,326

MUNICIPAL BONDS — 8.1%
Municipal — 8.1%
	California State, GO
560	6.509%, 04/01/39	640
	Central Puget Sound Regional Transit Authority, RB
300	5.491%, 11/01/39	380
	Hawaii State, Department of Budget & Finance, Pacific Health
	Project, Ser A, RB
500	5.500%, 07/01/43	558
	Houston, Independent School District, GO
250	6.125%, 02/15/28	264
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	661
	Napa Valley, Unified School District, GO
225	6.507%, 08/01/43	304
	Oklahoma County, Finance Authority, RB
375	6.600%, 09/01/22	434
	Oklahoma, Development Finance Authority, RB
100	3.200%, 06/01/27	100
	San Antonio, Texas Water System Revenue, RB
250	5.502%, 05/15/29	298
	Stockton, Public Financing Authority, RB, BAM
500	7.942%, 10/01/38	552

TOTAL MUNICIPAL BONDS (Cost $4,088)		4,191

NON-AGENCY MORTGAGE-BACKED OBLIGATION — 0.7%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
	2.600%, VAR US Treas Yield Curve Rate T Note Const Mat 1
402	Yr+1.750%, 04/25/32 (Cost $370)	381

CASH EQUIVALENT — 0.3%
167,627	BlackRock FedFund, Institutional Shares, 0.920% (B) (Cost $168)	168

TOTAL INVESTMENTS (Cost $50,266†) — 99.2%		$51,282

Percentages are based on Net Assets of $51,709 (000).

(A)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2017. The coupon on a step bond changes on a specified date.

(B)	The rate reported is the 7-day effective yield as of September 30, 2017.

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $50,266, and the unrealized appreciation and depreciation were $1,423 and $(407) respectively.

Cost figures are shown in thousands.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

BAM — Build America Mutual

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

September 30, 2017	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$29,093	$—	$29,093
U.S. Treasury Obligations	—	8,047	—	8,047
U.S. Government Agency Obligations	—	5,076	—	5,076
U.S. Government Mortgage-Backed Obligations	—	4,326	—	4,326
Municipal Bonds	—	4,191	—	4,191
Non-Agency Mortgage-Backed Obligation	—	381	—	381
Cash Equivalent	168	—	—	168

Total Investments in Securities	$168	$51,114	$—	$51,282

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2017.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-2900

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.8%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$261

Alaska — 0.6%
	Alaska State, Housing Finance, Sate Capital Project, Ser A, RB
175	5.000%, 12/01/33	200
	Alaska State, Ser A, GO
525	5.000%, 08/01/34	601

		801

California — 5.3%
	California State, GO
1,000	5.000%, 09/01/23	1,194
1,650	5.000%, 09/01/31	1,983
5	4.500%, 08/01/30	5
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,172
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	596
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,179
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,163

		7,292

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	179

Hawaii — 83.7%
	Hawaii County, Ser A, GO
500	5.000%, 07/15/18, Pre-Refunded @ 100 (A)	516
500	5.000%, 09/01/20	555
250	5.000%, 09/01/22 (B)	292
300	5.000%, 09/01/26	368
1,000	5.000%, 09/01/31	1,186
500	4.000%, 03/01/20, Pre-Refunded @ 100 (A)	535
1,500	4.000%, 09/01/35	1,593
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	234
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	551
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,112
	Hawaii State, Airport System Authority, Ser A, RB
250	5.250%, 07/01/23	278
2,500	5.250%, 07/01/27	2,777

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.250%, 07/01/28	$1,110
900	5.250%, 07/01/30	999
2,635	5.000%, 07/01/45	2,964
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,211
1,000	4.125%, 07/01/24	1,064
	Hawaii State, Airports System Revenue, Ser A, RB
420	5.000%, 07/01/39	458
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
920	5.000%, 01/01/26	922
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	497
500	4.625%, 07/01/21	542
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	364
500	4.000%, 03/01/37	517
350	3.250%, 01/01/25	360
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,100	6.500%, 07/01/39	4,418
	Hawaii State, Department of Budget & Finance, Ser A, RB
100	5.000%, 07/01/22	114
575	5.000%, 07/01/26	655
1,800	5.000%, 07/01/27	2,134
3,500	5.000%, 07/01/35	3,980
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	875
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	619
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
500	5.000%, 11/01/26	621
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
1,000	5.250%, 08/01/25	1,151
2,525	5.000%, 08/01/21	2,846
3,675	5.000%, 08/01/27	4,128
1,000	5.000%, 08/01/28	1,116
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	109
1,125	4.250%, 07/01/21	1,205
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	821
1,000	5.000%, 01/01/30	1,176
1,700	5.000%, 01/01/31	1,966
1,000	5.000%, 01/01/33	1,164

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
$200	3.900%, 04/01/22	$216
115	3.750%, 04/01/21	124
180	3.500%, 04/01/20	189
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,118
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
460	3.450%, 01/01/22	487
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,033
	Hawaii State, Ser DQ, GO
35	5.000%, 06/01/19, Pre-Refunded @ 100 (A)	37
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/19	1,066
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	292
	Hawaii State, Ser DY, GO
500	5.000%, 02/01/19	526
	Hawaii State, Ser DZ, GO
100	5.000%, 12/01/20 (B)	112
1,895	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	2,179
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,073
1,700	5.000%, 12/01/22	1,952
	Hawaii State, Ser EE-2017, GO
85	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	100
315	5.000%, 11/01/27	367
	Hawaii State, Ser EF, GO
500	5.000%, 11/01/22	586
300	5.000%, 11/01/23	352
	Hawaii State, Ser EH, GO
200	5.000%, 08/01/23 (B)	239
285	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	340
365	5.000%, 08/01/24	434
855	5.000%, 08/01/30	998
195	5.000%, 08/01/32	227
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	101
255	5.000%, 08/01/23	303
	Hawaii State, Ser EO, GO
150	5.000%, 08/01/24	182
1,000	5.000%, 08/01/29	1,182
1,000	5.000%, 08/01/30	1,179
1,000	5.000%, 08/01/33	1,165

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EP, GO
$1,000	5.000%, 08/01/22	$1,166
325	5.000%, 08/01/26	389
	Hawaii State, Ser ET, GO
300	5.000%, 10/01/24	364
	Hawaii State, Ser EY, GO
140	5.000%, 10/01/26	171
1,000	5.000%, 10/01/27	1,214
	Hawaii State, Ser FE, GO
285	5.000%, 10/01/27	352
	Hawaii State, Ser FG, GO
500	4.000%, 10/01/36	539
	Hawaii State, Ser FK, GO
2,000	5.000%, 05/01/29	2,456
	Hawaii State, Ser FN, GO
1,000	5.000%, 10/01/23	1,194
500	5.000%, 10/01/24	606
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,122
875	5.000%, 07/01/23	1,015
400	5.000%, 07/01/24	482
600	5.000%, 07/01/27	715
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	316
700	5.000%, 10/01/19	754
680	5.000%, 11/01/21	780
500	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	587
500	5.000%, 11/01/22 (B)	587
725	5.000%, 09/01/27	904
1,000	5.000%, 10/01/27	1,207
325	5.000%, 10/01/29	388
700	4.000%, 11/01/19	742
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	358
425	4.000%, 09/01/38	454
	Honolulu Hawaii City & County, Ser B, GO
375	5.000%, 08/01/21	427
350	5.000%, 08/01/22	398
1,200	5.000%, 11/01/24	1,406
300	5.000%, 08/01/26	341
1,525	5.000%, 10/01/26	1,851
500	4.000%, 10/01/19	529
	Honolulu Hawaii City & County, Ser C, GO
750	5.000%, 10/01/23	895
1,000	5.000%, 10/01/28	1,199
	Honolulu Hawaii City & County, Ser D, GO
400	5.250%, 09/01/19, Pre-Refunded @ 100 (A)	432

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser E, GO
$325	5.000%, 09/01/28	$405
	Honolulu Hawaii City & County, Ser Junior A, RB
450	4.000%, 07/01/25	479
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
440	5.000%, 07/01/20	470
250	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	284
100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	116
1,500	5.000%, 07/01/24	1,806
500	5.000%, 07/01/38	559
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,870
200	4.000%, 07/01/21	220
	Honolulu Hawaii City & County, Wastewater System Authority, Ser S, RB
650	5.000%, 07/01/22	756
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/36	586
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
125	5.000%, 07/01/20	138
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	285
150	5.000%, 08/01/23	174
250	4.000%, 08/01/24	277
250	3.250%, 08/01/23	263
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	275
150	5.000%, 06/01/21	170
	Maui County, Ser B, GO
500	4.000%, 06/01/21	536
	University of Hawaii, Ser A, RB, NATL Insured
350	3.500%, 07/15/28	350
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	110
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,061
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,761
1,000	4.000%, 10/01/23	1,141
	University of Hawaii, Ser E, RB
1,400	5.000%, 10/01/25	1,722
1,350	5.000%, 10/01/32	1,618

		114,450

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
$70	4.100%, 06/01/27	$73

Maine — 0.6%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	823

Maryland — 0.5%
	Maryland State, GO
575	5.000%, 03/01/22	627

Mississippi — 0.3%
	City of Southaven, Water & Sewer System Revenue, RB
370	5.000%, 02/01/26	444

New York — 1.2%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,139
	New York, Ser H, GO
500	5.000%, 08/01/20	553

		1,692

Ohio — 1.1%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 12/01/33	1,136
	Ohio State, Ser 2011-B, GO
300	5.000%, 08/01/22	350

		1,486

Oklahoma — 0.5%
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	140
	Tulsa County, Industrial Authority, RB
500	5.000%, 09/01/26	595

		735

Oregon — 0.9%
	Clackamas County, School District No. 12 North Clackamas, Ser B, GO, SCH BD GTY Insured
1,000	5.000%, 06/15/37	1,186

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)/Shares		Value (000)
Tennessee — 0.4%
	Memphis, Ser A, GO
$500	5.000%, 04/01/26	$605

Texas — 2.3%
	Arlington, Higher Education Finance, Ser 2014-A, RB, PSF-GTD Insured
750	5.000%, 08/15/27	887
	City of Mesquite, GO
1,000	5.000%, 02/15/27	1,188
	Clifton, Higher Education Finance, Ser 2014, RB, PSF-GTD Insured
500	5.000%, 08/15/26	584
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	4.789%, 09/15/37 (C)	428

		3,087

Utah — 0.2%
	Central Utah, Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	227

Washington — 0.9%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	867
	Washington State, Housing Finance Commission, RB
300	4.750%, 07/15/29	329

		1,196

TOTAL MUNICIPAL BONDS (Cost $133,010)		135,164

CASH EQUIVALENT — 0.3%
415,586	BlackRock FedFund, Institutional Shares, 0.920% (D) (Cost $416)	416

TOTAL INVESTMENTS (Cost $133,426†) — 99.1%		$135,580

Percentages are based on Net Assets of $136,743 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	The rate reported is the 7-day effective yield as of September 30, 2017.

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $133,426, and the unrealized appreciation and depreciation were $2,854 and $(700) respectively.

Cost figures are shown in thousands.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Guaranteed by Permanent School Fund

RB — Revenue Bond

SCH BD GTY — School Board Guaranteed

September 30, 2017	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Ser — Series

The following is a list of the inputs used as of September 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$135,164	$—	$135,164
Cash Equivalent	416	—	—	416

Total Investments in Securities	$416	$135,164	$—	$135,580

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2017.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2900

September 30, 2017	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)		Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.1%
	FHLB
$465	1.375%, 03/18/19	$464
595	1.375%, 11/15/19	593
	FHLMC
150	6.000%, 01/01/24	157
31	5.500%, 04/01/19	31
85	5.500%, 03/01/22	89
82	5.500%, 05/01/22	85
141	5.000%, 06/01/20	145
94	5.000%, 01/01/24	100
30	4.500%, 09/01/20	31
78	4.500%, 05/01/25	83
28	4.000%, 08/01/18	29
174	4.000%, 03/01/25	181
116	4.000%, 08/01/25	122
78	2.500%, 06/01/24	79
1,010	1.250%, 08/01/19	1,005
	FHLMC MTN
895	0.750%, 04/09/18	893
	FNMA
80	6.000%, 02/01/23	85
53	5.500%, 09/01/20	55
137	5.500%, 05/01/24	143
58	5.000%, 06/01/20	59
100	4.500%, 06/01/20	102
115	4.500%, 07/01/20	118
83	4.500%, 06/01/25	88
112	4.000%, 05/01/21	116
99	4.000%, 02/01/25	104
72	4.000%, 06/01/25	76
95	2.500%, 09/01/23	96

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,146)		5,129

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 29.0%
	FHLMC
14	5.500%, 10/01/19	15
110	5.500%, 05/01/20	114
55	5.500%, 07/01/20	56
99	5.500%, 01/01/24	106
80	4.500%, 12/01/24	85
77	4.500%, 02/01/25	82
55	4.500%, 06/01/26	58
167	4.000%, 05/01/27	177
	FNMA
72	6.000%, 05/01/21	76
41	6.000%, 08/01/21	44
73	6.000%, 10/01/39	84
17	5.500%, 10/01/18	18
52	5.500%, 02/01/20	53
47	5.500%, 07/01/20	48
17	5.500%, 10/01/21	18
130	5.500%, 09/01/23	138
48	5.000%, 05/01/19	49
165	5.000%, 11/01/21	170
34	4.500%, 05/01/23	36

September 30, 2017	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

Face Amount (000)/Shares		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (continued)
$129	4.500%, 01/01/27	$136
84	4.000%, 06/01/25	88
38	4.000%, 10/01/26	39
136	4.000%, 11/01/26	143
69	4.000%, 02/01/29	72
200	4.000%, 07/01/29	209
157	3.614%, VAR ICE LIBOR USD 12 Month+1.803% 06/01/35	166
186	3.500%, 05/01/27	194
86	3.500%, 07/01/27	89
148	3.500%, 08/01/28	155
75	3.320%, VAR ICE LIBOR USD 12 Month+1.684% 10/01/38	78
183	3.299%, VAR ICE LIBOR USD 12 Month+1.713% 12/01/36	192
79	2.000%, 08/01/23	79
31	2.000%, 09/01/23	31
	GNMA
113	4.000%, 05/15/25	119
147	4.000%, 05/15/26	154

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $3,400)		3,371

U.S. TREASURY OBLIGATIONS — 25.4%
	U.S. Treasury Note
700	1.500%, 05/15/20	699
455	1.375%, 12/15/19	454
515	1.250%, 12/31/18	514
940	0.875%, 05/15/19	931
240	0.750%, 08/31/18	239
125	0.750%, 08/15/19	123

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,969)		2,960

CASH EQUIVALENT — 2.4%
281,582	BlackRock FedFund, Institutional Shares, 0.920% (A) (Cost $282)	282

TOTAL INVESTMENTS (Cost $11,797†) — 100.9%		$11,742

Percentages are based on Net Assets of $11,638 (000).

(A)	The rate reported is the 7-day effective yield as of September 30, 2017.

†	At September 30, 2017, the tax basis cost of the Fund’s investments was $11,797, and the unrealized appreciation and depreciation were $5 and $(60) respectively.

Cost figures are shown in thousands.

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable

September 30, 2017	www.bishopstreetfunds.com

Short Duration Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2017

The following is a list of the inputs used as of September 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$5,129	$—	$5,129
U.S. Government Mortgage-Backed Obligations	—	3,371	—	3,371
U.S. Treasury Obligations	—	2,960	—	2,960
Cash Equivalent	282	—	—	282

Total Investments in Securities	$282	$11,460	$—	$11,742

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended September 30, 2017.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2900

September 30, 2017	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 29, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2017